Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Consolidated Statements of Operations and Comprehensive Income (Loss)
Sales to third parties	$ 27,971,222	$ 64,128,547	$ 110,364,887
Sales to related parties	138	2,785	0
Revenues	27,971,360	64,131,332	110,364,887
Cost of revenues	(27,169,837)	(60,257,618)	(106,078,132)
Gross profit	801,523	3,873,714	4,286,755
Operating expenses
Impairment loss for biological assets	(8,868,597)	0	0
(Allowance) reversal of allowance for credit losses	(45,112,391)	(418,661)	32,007
Selling and distribution expenses	(309,085)	(135,848)	(145,292)
General and administrative expenses	(2,627,826)	(2,523,520)	(2,132,095)
Total operating expenses	(56,917,899)	(3,078,029)	(2,245,380)
(Loss) income from operations	(56,116,376)	795,685	2,041,375
Other income (expenses)
Change in fair value of derivative liability	0	0	873,767
Interest income	10,517	3,887	743,858
Interest expense	(418,313)	(1,690,551)	(650,813)
Amortization of debt issuance costs	(294,699)	(60,301)	(1,691,609)
Government grant	9,345	0	1,439,208
Other income, net	1,521,887	265,429	101,520
Gain (loss) on disposal of subsidiaries	1,901,693	(3,941,657)	0
Total other income (expenses), net	2,730,430	(5,423,193)	815,931
(Loss) income before income taxes	(53,385,946)	(4,627,508)	2,857,306
Income tax expense	(42)	(264)	(313,493)
Net (loss) income	(53,385,988)	(4,627,772)	2,543,813
Less: Net (loss) income attributable to non-controlling interest	(287,339)	26,907	0
Net (loss) income attributable to Farmmi, Inc.	(53,098,649)	(4,654,679)	2,543,813
Comprehensive (loss) income
Net (loss) income	(53,098,649)	(4,654,679)	2,543,813
Foreign currency translation	(3,649,061)	10,751,380	(4,281,978)
Comprehensive (loss) income attributable to Farmmi, Inc	$ (56,747,710)	$ 6,096,701	$ (1,738,165)
Weighted average number of ordinary shares
Basic	1,836,043	590,694	302,410
Diluted	1,836,043	590,694	704,406
(Loss) earnings per ordinary share
Basic.	$ (28.92)	$ (7.88)	$ 8.41
Diluted.	$ (28.92)	$ (7.88)	$ 3.61